PREPAYMENT FOR DEVELOPMENT OF INTANGIBLE ASSETS / INTANGIBLE ASSET, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Prepayment for development of intangible assets	$ 1,426,087				$ 11,123,475
Asset is amortized estimated useful life	5 years				5 years
Amortization expenses	$ 100,189	$ 781,475	$ 681,515	$ 378,801
Amortization period of finite-lived intangible assets	5 years				5 years